Clara Kang Capital Group KKR Core Plus+ 6455 Irvine Center Drive Irvine, California 92618

VIA E-MAIL

January 14, 2025

Soo Im-Tang

Attorney-Advisor

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Offices

100 F Street, N.E.

Washington, D.C. 20549-3628

Re:	Capital Group KKR Core Plus+ File Nos. 333-282864; 811-24016

Dear Ms. Im-Tang:

In response to the comments you provided electronically on November 27, 2024 with respect to the initial registration statement on Form N-2 (the “Registration Statement”) of Capital Group KKR Core Plus+ (the “Fund”), we hereby file Pre-Effective Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”). Our responses to your comments are set forth below. We appreciate your prompt response to the filing. Capitalized terms not otherwise defined have the same meaning as in the registration statement.

GENERAL

1.	Please complete or update all information that is currently in brackets or missing in the registration statement (e.g., fee table, information related to the trustees and officers). A full financial review (e.g., seed financial statements, auditor's report, consent) must be performed prior to declaring the registration statement effective. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any amendment.

Response: We acknowledge this comment.

2.	Please advise the staff of the status of any exemptive application(s) or no-action request(s) that the Fund, the Adviser and/or the Sub-Adviser has received, submitted or intends to submit in connection with your registration statement, including with respect to co-investments and multi-class relief.

Response: The Fund filed an exemptive application for multi-class relief on November 7, 2024, in connection with the Registration Statement. On December 9, 2024, the SEC published the notice for the application, and on January 7, 2025, the order was granted.

3.	Please tell us if you have presented any test the waters materials to potential investors in connection with this offering. If so, we may have additional comments.

Response: The Fund has not presented any test the waters materials to potential investors in connection with this offering.

4.	Please confirm the Fund will file a fidelity bond under Form 40-17G.

Response: We confirm that the Fund will file a fidelity bond under Form 40-17G.

COVER PAGE

5.	Please provide the date of the prospectus and the Statement of Additional Information (the "SAI"), and ticker symbols for each class of securities.

Response: We have included this information in the Amendment.

6.	The last paragraph of the first page states that the Fund will seek to allocate approximately 60% of its assets to public debt, and approximately 40% to private credit assets. Please specify in the disclosure whether the reference to assets is based on net, total or some other measure.

Response: We have revised this disclosure to refer to ‘net assets.’

7.	The first paragraph on the second page states, “The Fund will normally seek to limit its foreign currency exposure.” Please specify and disclose the limit.

Response: We have revised the disclosure to clarify foreign currency exposure as follows:

“The Fund ~~will normally seek to limit its foreign currency exposure~~ may invest up to 10% of its net assets in securities denominated in currencies other than the U.S. dollar.”

8.	The same paragraph also states, “Though investment decisions regarding the Fund’s portfolio may be informed by investment themes on a range of macroeconomic factors…” Please explain or provide examples of “investment themes.”

Response: We have revised the disclosure as follows, removing the reference to “investment themes”:

“T~~hough investment decisions regarding the Fund's portfolio may be informed by investment themes on a range of macroeconomic factors, t~~he Fund may invest in debt securities of any maturity or duration.”

9.	The second paragraph of the second page lists the types of securities that the Fund will invest in, including convertible securities. If the Fund invests, or expects to invest in, contingent convertible securities (“CoCos”), the Fund should consider what, if any, disclosure is appropriate. The type and location of disclosure will depend on, among other things, the extent to which the Fund invests in CoCos, and the characteristics of the CoCos (e.g., the credit quality and the conversion triggers). The staff notes that convertible securities are discussed under “Hybrid securities,” (page 11 of the SAI); however, if CoCos are, or will be, a principal type of investment, please provide a description of them in the prospectus, as well as the attendant risks.

Response: We confirm that contingent convertible securities are not expected to be a principal investment type of the Fund. Accordingly, we do not believe any additional disclosures regarding such securities is required at this time.

10.	Under the heading, “Interval fund/repurchase offers,” please specify the anticipated timing of the Fund's initial repurchase offer, and the intervals between deadlines for repurchase requests, pricing and repayment. Please include a cross-reference to the sections of the prospectus that discuss the Fund’s repurchase policies and the attendant risks. See Guide 10 of the Guidelines for Form N-2 (the “Guidelines”).

Response: We have addressed this comment in the Amendment. The existing disclosure includes a cross-reference to the section titled “Periodic repurchase offers” which outlines the Fund’s repurchase policies as well as the risk relating to repurchase offers.

11.	In addition to the bolded sentences on the second and third pages, please also include (in bold) that: “An investor investing in Class A shares will pay a sales load of up to [_]% and offering expenses of up to [_]% on the amounts it invests. If you pay the maximum aggregate [ ]% for sales load and offering expenses, you must experience a total return on your net investment of [ ]% in order to recover these expenses.”

Response: We have addressed this comment in the Amendment.

PROSPECTUS SUMMARY, pages 1-8

Investment strategies

12.	The second paragraph under this section on page 1 describes the allocation of approximately 60% of the Fund’s assets to public debt, and approximately 40% to private credit assets. The last sentence states, “The allocation between public debt and private credit assets may fluctuate significantly depending on various factors…” Please quantify and disclose the range of fluctuation. For instance, is there a plus or minus percentage of assets per sector, or an absolute maximum or minimum limit on the percentage of assets invested in each sector.

Response: The Fund does not intend to implement a set range. While the Fund intends to maintain the approximate 60%/40% allocation to public debt assets and private credit assets, respectively, the Fund anticipates this mix to fluctuate based on market conditions and subscription and repurchase activity, among other factors. Where there is such fluctuation, given the nature of private credit assets, the reasonable expectation is that it may generally take the Fund some time to re-align the portfolio to the neutral allocation mix noted above.

13.	The disclosure states that, “The Fund may also invest significantly in securities tied economically to countries outside the U.S., including emerging markets.” Please disclose: (a) what is meant by “significantly” and (b) how the Fund would define “emerging markets” for the purpose of classifying investments.

Response: We have revised the disclosure to clarify emerging market exposure as follows:

“The Fund may also invest ~~significantly~~ up to 20% of its net assets in securities tied economically to countries outside the U.S., including emerging markets.”

Additionally, we note the disclosure in the SAI that states that, in determining which countries are “emerging markets,” the Fund will generally look to the determination of MSCI Inc. (MSCI) for equity securities and J.P. Morgan for debt securities.

14.	The first paragraph on page 2 describes the Fund’s investments in private credit assets that “include investments in bonds, secured bank loans, mezzanine debit, convertible securities, convertible debt securities and securitized debt securities.” Please confirm that the Fund’s loan investments will include covenant-lite loans. The staff notes that covenant-lite loans are discussed under the heading, “Borrower fraud; covenant-lite loans; breach of covenant” (page 22) in the principal risks section of the prospectus. If the Fund intends to invest in covenant-lite loans, please describe such loans and the extent to which the Fund may invest in such loans in the principal investment strategies.

Response: We confirm that the Fund’s public fixed-income assets as well as private credit assets will include loans that do not have a complete set of financial maintenance covenants (i.e., “covenant-lite” loans). We will update the Fund’s investment strategies disclosure to include the following language:

“The Fund may also invest in loans that do not have a financial maintenance covenant that is tested quarterly, also referred to as ‘covenant-lite.’”

15.	The same paragraph also describes that the Fund’s asset-based finance strategy will focus on “consumer finance, mortgages, small-medium sized enterprises, hard assets…” Please explain what “hard assets” are.

Response: We confirm that “hard assets” are generally non-financial assets such as aircraft and industrial equipment and/or related debt. We have revised the relevant disclosure as follows:

“The asset-based finance strategy will typically focus on consumer finance, mortgages, small-medium sized enterprises, hard assets (e.g., aircraft and industrial equipment), infrastructure, and contractual cash flow sectors.”

16.	The second paragraph on page 2 states, “The Fund may invest substantially in lower rated debt instruments, which are securities rated Ba1 or below and BB+ or below… Such securities are sometimes referred to as ‘junk bonds.’” Please specify what is meant by “substantially,” and is there an upper limit for such investments?

Response: The Fund expects that a meaningful portion of both the public debt assets and private credit assets will be investments rated Ba1 or below and BB+ or below, or in securities that are unrated but determined to be of equivalent quality by the Adviser or the Sub-Adviser, as further described in disclosure. Though the Fund does not have an upper limit for such investments, due to the mix of investments, the Fund does not generally anticipate the exposure to these investments to be all or substantially all of the investments of the Fund.

The offering

17.	The disclosure on page 3 states, "The Fund has been granted exemptive relief from the SEC that permits the Fund to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal fees," but this statement is in brackets. Please advise us if you have submitted or expect to submit any additional exemptive applications or no-action request in connection with this registration statement.

Response: As noted in our response to Item 2 above, the Fund filed an exemptive application for multi-class relief on November 7, 2024, in connection with the Registration Statement and the order for such relief was granted on January 7, 2025. The brackets around the above referenced statement have been removed in the Amendment.

Minimum investment

18.	The paragraph under this heading states that, “The minimum amount to establish an account for all share classes is normally $1,000 and the minimum to add to an account is $50.” However, the third page of the Cover Page states that, "For accounts with Class F-3 shares held and serviced by the Fund’s transfer agent, the minimum investment amount is $1 million." Please reconcile.

Response: The account minimum is expected to be $1,000, apart from accounts with Class F-3 shares that are held and serviced by the Fund’s transfer agent, which will be subject to a higher investment minimum of $1 million. We have expanded this disclosure to include a reference to the $1 million minimum investment amount for accounts with Class F-3 shares that are held and serviced by the Fund’s transfer agent.

Leverage

19.	Please confirm that the Fund does not intend to incur leverage during the first year. If the Fund does intend to incur leverage, please include an estimate for costs associated with leverage such as interest payments on borrowed funds.

Response: We confirm supplementally that the Fund does not intend to incur leverage during the first year.

Derivatives

20.	The disclosure is unclear concerning the Fund’s use of derivatives. Please specify the types of derivatives which the Fund intends to invest in as part of its principal investment strategy and specifically explain how the Fund expects to use such instruments. Please also include corresponding risks.

Response: As noted in the “Investment objective, strategies, other information and principal risks” section of the Registration Statement, the Fund may invest in derivatives, specifically forward currency contracts, futures contracts and swaps. The Registration Statement includes risk disclosure relating to such instruments.

SUMMARY OF FUND EXPENSES, pages 9-11

Expense and Fee Table

21.	Consistent with the table on page 3 of the Cover Page, please note "N/A" for maximum initial sales charge for Class F-2, F-3 and R-6.

Response: We have addressed this comment in the Amendment.

Annual fund operating expenses table

22.	The prospectus indicates that the Fund may invest in Central Funds (certain other funds managed by the investment adviser or its affiliates). If acquired fund fees and expenses from such investments will exceed 0.01% of the average net assets of the Fund, please disclose these fees and expenses as a separate line item in the fee table.

Response: We acknowledge this comment. The Fund does not currently anticipate that acquired fund fees and expenses from its investments in Central Funds will exceed 0.01% of the average net assets of the Fund.

23.	In footnote 2, please confirm offering expenses are included under “Other Expenses.”

Response: We confirm that offering expenses are included under “Other Expenses.”

24.	Regarding footnote 3:

(a)	Among other things, the footnote lists expenses excluded from the waiver, and references, “(iv) costs, including dividend and/or interest expenses and other costs…associated with the Fund’s issuance, offering, redemption and maintenance of preferred shares…” Please disclose whether the Fund will be issuing preferred stock within the first year from the effective date of the registration statement. If the Fund plans to issue preferred shares, please include applicable disclosure and fees in the expense and fee table and elsewhere in the registration statement, where applicable.

Response: The Fund does not plan to issue preferred stock within its first year. Accordingly, and in response to this comment, the footnote disclosure has been revised to remove the reference to “preferred shares.”

(b)	Please include in the footnote that only the Board can terminate the waiver before its expiration. Also please clarify, regarding reimbursement, that such recoupment can be achieved without exceeding the lower of the expense limit in place at the time of the waiver or reimbursement and the expense limit in place at the time of recoupment.

Response: The referenced footnote has been revised, in pertinent part, as follows:

“Under the Expense Limitation Agreement, if, in any month in which the Investment Advisory and Service Agreement is in effect, the estimated annualized Specified Expenses for that month are less than the Expense Limit, the Adviser and Sub-Adviser are entitled, in their respective shares of the amounts waived or reimbursed, to reimbursement by the Fund of any portion of the amounts they waived or reimbursed as set forth above (the “Reimbursement Amount”) during the previous thirty-six months, provided that such amount paid to the Adviser and Sub-Adviser collectively will not (1) together with the annualized Specified Expenses exceed, for such month, either the Expense Limit then in effect or the Expense Limit in place at the time the amounts were waived or reimbursed; (2) exceed the total Reimbursement Amount; or (3) include any amounts previously reimbursed to the Adviser and Sub-Adviser collectively. This Expense Limitation Agreement shall remain in effect for one year from the initial effective date of this registration statement. Thereafter, this Expense Limitation Agreement shall automatically renew for one-year terms unless the Adviser and Sub-Adviser provide written notice to the Fund at least 30 days prior to the end of the then-current term. In addition, this Expense Limitation Agreement shall terminate upon termination of the Investment Advisory and Service Agreement~~, or it may be terminated by the Fund~~. Only the Board may terminate the Expense Limitation Agreement prior to the expiration of its term, upon 90 days’ prior written notice to the Adviser and Sub-Adviser.”

USE OF PROCEEDS, page 12

25.	The disclosure states that the Fund anticipates it will generally be able to invest all or substantially all of the net proceeds in accordance with its investment objective and policies “as soon as practicable after receipt of the proceeds.” Please disclose, with specificity (e.g., 3 months), how long it will take the Fund to invest all or substantially all the proceeds. If the time period is more than 3 months, please disclose the reason for the delay. See Item 7.2 of Form N-2, and Guide 1 of the Guidelines.

Response: We have addressed this comment in the Amendment.

INVESTMENT OBJECTIVE, STRATEGIES, OTHER INFORMATION AND PRINCIPAL

RISKS, pages 12-14

Investment strategies

26.	The disclosure states, “The Adviser and Sub-Adviser may consider environmental, social and governance (‘ESG’) factors that, depending on the facts and circumstances, are material to the value of an issuer or instrument, or on the issuer’s or instrument’s ability to create or preserve economic value. ESG factors may include, but are not limited to, environmental issues (e.g., water use, emission levels, waste, environmental remediation), social issues (e.g., human capital, health and safety, changing customer behavior) or governance issues (e.g., board composition, executive compensation, shareholder dilution).”

(a)	Please disclose whether the Adviser and/or Sub-Adviser applies the criteria it uses with respect to environmental, social or governance factors with respect to every investment it makes or only to some of its investments.

Response: As the disclosure provides, each of the Adviser and Sub-Adviser considers ESG factors on a case-by-case basis, and only to the extent they are material to the investment case, as determined by the Adviser or Sub-Adviser, as applicable (see, e.g., the reference in the excerpted statement above to “may consider” and “depending on the facts and circumstances.”) We believe the above referenced disclosure is sufficiently clear on this point and respectfully decline to expand the disclosure as suggested.

(b)	Explain whether an investment could be made in a company that scores poorly on ESG if it scores strongly on other non-ESG factors.

Response: Please see response to subpart (a) above. The disclosure provides in part that ESG factors may be considered to the extent they are “material to the value of an issuer or instrument, or on the issuer’s or instrument’s ability to create or preserve economic value.” Said differently, as it relates to the Fund, the Adviser and Sub-Adviser are interested in ESG considerations that are or could be financially material. In addition, ESG analysis is one of many inputs into the investment process. As a result, the Fund could invest in a company that is viewed to exhibit certain negative ESG attributes if the Adviser believes that, notwithstanding such attributes, the investment is consistent with the investment objective and strategies of the Fund.

(c)	Consider whether an ESG specific risk disclosure may be appropriate or explain supplementally why such a risk factor is not appropriate.

Response: Because ESG considerations do not constitute a principal investment strategy of the Fund, and for the reasons noted above, we do not believe an ESG specific risk disclosure would be necessary or appropriate.

WAREHOUSING TRANSACTION, page 15

27.	The disclosure states that the Fund entered into facility agreements with an “unaffiliated third party” (“financing provider”). If accurate, please clarify in the disclosure that the financing provider is not affiliated with the Fund, the Adviser or the Sub-Adviser.

Response: We confirm the facility agreements are with an “unaffiliated third party” and have clarified the disclosure in the Amendment accordingly.

28.	Please file the financing agreements and any related agreements as applicable.

Response: We have addressed this comment in the Amendment by adding additional disclosure including further details on the material terms of the agreements.

29.	Please also add the following disclosure:

Each of the portfolio investments that the financing provider has purchased to date was purchased pursuant to a request that we made prior to registration as a closed-end fund under the 1940 Act. After our registration we will: (i) not request that the financing provider purchase any additional portfolio investments pursuant to the facility agreement; (ii) purchase already-

existing portfolio investments from the financing provider only to the extent that we have sufficient assets to purchase all of the portfolio investments whole (i.e., not on a pro rata basis); (iii) impose on ourselves a requirement – not an option – to purchase already-existing portfolio investments from the financing provider at such time as we raise sufficient assets to purchase all of the portfolio investments whole; and (iv) treat our forward obligation to purchase portfolio investments from the financing provider once the requirement to purchase already-existing portfolio investments is triggered as subject to the asset coverage requirements set forth in section 18 of the 1940 Act.

Response: We supplementally confirm the facility agreements were put in place prior to the Fund’s initial registration filing as a closed-end fund under the 1940 Act. However, the agreements will continue beyond registration until termination in accordance with their terms. We have added the requested disclosure consistent with the ongoing nature of the facility.

30.	Regarding the warehousing transaction, please supplementally:

(a)	Identify the financing provider.

Response: The financing providers are partnerships indirectly wholly-owned economically by the Ontario Municipal Employees Retirement System ("OMERS") Administration Corporation, the administrator of the OMERS pension plans and trustee of the pension funds.

(b)	Explain how the Fund will pay for the “warehouse investments.”

Response: The Fund will purchase investments in cash consistent with the purchase of other securities. We have added additional disclosure clarifying this point.

(c)	Identify the fees or expenses expected to be incurred by the Fund in connection with the warehousing transaction.

Response: The Fund will not incur any fees or expenses to maintain the facility. We have added clarifying disclosure in the Amendment.

(d)	Describe the consequences if the “warehouse thresholds” are never met. Please tell us what happens if you fail to reach the capital condition under the facility agreement (e.g., could one of the Fund’s affiliates be required to purchase or does the financing provider hold the assets?). Have any affiliates of the Fund entered into a guaranty agreement with the financing provider? Depending on your response, please discuss any Section 17 implications.

Response: The Fund is not obligated to purchase assets from the financing provider if the warehouse thresholds are not met. We have added clarifying disclosure in the Amendment. We supplementally confirm that there is no obligation for any affiliate of the Fund to purchase any assets under the Facility Agreement nor have any affiliates of the Fund entered into a guaranty agreement with the financing provider.

(e)	Explain how, if any, does the Fund’s obligation to purchase the “warehouse investments” impact the Fund’s NAV.

Response: We do not anticipate an impact to the Fund’s NAV solely as a result of any obligation by the Fund to purchase warehouse investments should warehouse thresholds be met. However, we have added additional disclosure in response to Item 31 below that addresses the potential impacts to the Fund’s NAV from warehouse investments generally.

(f)	Provide the expected duration of the warehousing transaction (e.g., termination date).

Response: The expected duration of the warehousing transaction is three years from the effective date of the Facility Agreement, unless otherwise extended or terminated by the parties. We have added additional disclosure on this point.

31.	Please add disclosure clarifying what happens if a portfolio investment declines in value and/or is impaired while it is held at the warehouse. If the Fund is still obligated to purchase the portfolio investment, when is that reflected in NAV and how are potential purchasers apprised of warehouse portfolio holdings, including potential losses thereon? Please explain how the facility fees will be reflected in NAV for purposes of this offering. Explain to us how your obligation to purchase warehouse investments, including potential losses thereon, is accounted for and otherwise reflected in the Fund’s NAV.

Response: Investment related fees, such as any upfront fees, as well as consideration paid to the financing provider based on the number days an asset is held in the facility will be reflected in the purchase price the Fund will pay in acquiring the asset from the financing provider. We have added additional disclosure in the Amendment to explain this.

To the extent a warehouse investment declines in value while it is held in the facility that loss will be reflected in the Fund’s NAV if and when it is purchased by the Fund. The Principal Risks section of the prospectus includes disclosure related to these risks. We have further enhanced the disclosure by including the underlined language below:

“Warehouse investments risk: The Fund may not be able to realize the anticipated benefits from the warehouse investments. Under the Facility Agreement, the Fund has agreed to purchase assets from the financing provider at prices based on cost, factoring in certain adjustments or fees realized at issuance plus a premium designed to compensate the financing provider for owning the assets before the Fund purchases them from the financing provider. As a result, the Fund will pay additional costs in connection with acquiring assets through the warehouse investments compared to purchasing them directly.

Purchases of assets from the financing provider will be at prices determined under the terms of the Facility Agreement. As a result, the Fund may pay more or less than the current market value of such assets when it acquires them. Any gain or decline in value will be reflected in the Fund’s net asset value next calculated following purchase of the asset by the Fund. The Fund may purchase such assets even if they are in default.”

32.	Please explain how this arrangement complies with section 18 of the Investment Company Act of 1940 (the “1940 Act”) on leverage restrictions. Please also provide an analysis of whether the warehousing transaction constitutes an “unfunded commitment agreement” as defined in rule 18f-4 under the 1940 Act.

Response: We do not believe that the warehousing transaction constitutes an unfunded commitment agreement as defined in rule 18f-4 under the 1940 Act as the Fund has not agreed to make a loan or invest equity in a company. Rather, the Fund has no obligation to purchase any securities from the warehouse until the conditions of the Facility Agreement are met. However, once the “warehouse thresholds” are met and the Fund is required to purchase warehouse investments, the Fund will treat such forward obligations as being subject to the asset coverage requirements of Section 18 of the 1940 Act. We have added additional disclosure in the Amendment in this regard.

33.	Explain to us whether any of the Fund’s affiliates are obligated to take action with respect to the warehouse (e.g., purchase assets if the Fund is unable to do so, or enter into a guaranty agreement with the financing provider). If yes, please provide an analysis of whether the warehousing transaction constitutes a “joint enterprise or other joint arrangement” within the meaning of rule 17d-1 under the 1940 Act.

Response: We confirm there is no obligation for any affiliate of the Fund to purchase any assets under the Facility Agreement nor have any affiliates of the Fund entered into a guaranty agreement with the financing provider.

34.	Please disclose the warehoused portfolio investments in accordance with Reg S-X rule 6-11 (including highlighting any non-accrual or defaulted loans). Please disclose that such schedule of warehouse investments is unaudited as applicable.

Response: The Fund has considered whether the transactions by which the Fund would acquire the warehoused portfolio investments would constitute a fund acquisition under Article 6-11 of Regulation S-X and has determined that they would not, because, in acquiring the warehoused investments, the Fund would not be acquiring all or substantially all of the portfolio investments of another fund (as such term is defined in Article 6-11(a)(2)(i) of Reg S-X) but rather acquiring specific assets held by the financing providers, each pursuant to a separate purchase agreement.

PRINCIPAL RISKS, pages 16-24

35.	Under the heading, “Repurchase offers risk”:

(a)	Please also include the risk of possible decrease in share value as a result of currency fluctuations between the date of tender and the repurchase pricing date if the registrant has invested all or a portion of its portfolio in foreign markets. See Guide 10 of the Guidelines.

Response: We have updated this risk disclosure as suggested.

(b)	If applicable, please also include the risk that if the repurchase deadline is more than seven days after the repurchase request deadline, the market risk to which an investor may be subject as a result of the delay between the tender of shares and their pricing. See Guide 10 of the Guidelines.

Response: The Fund does not expect that the repurchase deadline (when the Fund distributes payment to shareholders) will typically be more than seven days after the repurchase request deadline.

36.	Under the heading, “Investing in debt instruments,” please include references to current market conditions – the present high-interest rate environment and the impact of inflation on debt instruments.

Response: The existing risk disclosure addresses the impact of rising or high interest rates on debt instruments:

“Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-based finance securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend.”

The Fund’s disclosure is intended to remain relevant through changing market environments by explaining the impact of both rising and falling interest rates on debt securities.

37.	Under the heading, “Investing in lower rated debt instruments,” please enhance this risk to include the Fund’s investments in lower rated debt securities, rated Ba1/BB+ or below by the rating agencies and that these securities are referred to as “junk bonds.”

Response: We have addressed this comment in the Amendment, as follows:

“Investing in lower rated debt instruments: Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in “junk bonds,” namely debt securities that are rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Ratings Organizations designated by the Adviser or Sub-Adviser or unrated securities that are deemed by the Adviser or Sub-Adviser to be their equivalent.”

38.	Under the heading, “Investing in illiquid investments and liquidity risk,” the disclosure states that a “significant portion of the Fund’s investments will be managed by the Sub-Adviser…” Please quantify or explain “significant portion.” For instance, is this greater than the approximate 40% of the Fund’s assets in private credit assets that will be managed by the Sub-Adviser?

Response: This risk factor is intended to address the private credit assets that will be managed by the Sub-Adviser, which, as disclosed, will have a target allocation of approximately 40% of the Fund’s assets. We will revise the disclosure as follows in response to this comment:

“Investing in illiquid investments and liquidity risk: ~~A significant portion of the Fund’s investments will be managed by t~~The Sub-Adviser~~, which~~ expects to invest primarily in private, illiquid securities. Illiquid assets may be more difficult to value, especially in changing markets. In addition, illiquid securities are typically subject to restrictions on resale and the Fund may be legally, contractually or otherwise prohibited from selling or disposing certain investments for a period of time. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the Fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.”

39.	This section includes “Exposure to country, region, industry or sector” risk. If the Fund is focused on a particular country, region, industry or sector, please include the specific country, region, industry or sector in the principal investment strategies and also the corresponding risks in the principal risks section.

Response: We confirm supplementally that the Fund is not expected to focus on a particular country, region, industry or sector as part of its principal investment strategies.

40.	“Investing in inflation-linked bonds” is included as a principal risk factor. Please specify if these are issued by U.S. governments or non-U.S. governments or both. In addition, as this risk is included as a principal risk, please revise the disclosure in the principal investment strategies to clarify that the Fund invests in inflation-linked bonds.

Response: The existing investment strategy disclosure in the Registration Statement includes the following language regarding the inflation-linked bonds:

“The Fund may invest in inflation linked bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations. Inflation linked bonds are structured to protect against inflation by linking the bond’s principal and interest payments to an inflation index, such as the Consumer Price Index for Urban Consumers, so that principal and interest adjust to reflect changes in the index.”

We believe the above disclosure is responsive to the Staff’s comment and that no additional disclosure is required.

41.	Under the heading, “Borrower fraud; covenant-lite loans; breach of covenant,” the disclosure states, “The Fund can invest without limit in covenant-lite loans.” Please confirm the accuracy of this statement, and revise as necessary, considering the disclosure that approximately 60% of the Fund's assets will be in public debt assets, and approximately 40%, in private credit assets.

Response: Please see response to Item 14 above. Covenant-lite loans may be either public debt or private credit assets. We confirm that the above referenced statement is accurate.

42.	Under the heading, “Warehouse investments risk,” the disclosure states, “As a result, the Fund will pay additional costs in connection with acquiring assets through the warehouse investments compared to purchasing them directly.” Please also include this statement in the “Warehousing transaction” section on page 15.

Response: We have addressed this comment in the Amendment.

MANAGEMENT AND ORGANIZATION, pages 24-27

Sub-adviser termination trigger

43.	The last two sentences of this section state, “The Adviser and Sub-Adviser have agreed that the Adviser will terminate its own Investment Advisory and Service Agreement with the Fund if it or the board of the Fund provides notice of termination or non-renewal of the Adviser’s Sub-Advisory Agreement with KKR Credit with respect to the Fund without cause. If the Adviser terminates the Fund’s Investment Advisory and Service Agreement under such circumstances, the Fund would incur costs in order to find a replacement adviser and, in the event it were unable to find a replacement adviser, may be forced to liquidate.”

i.	Please explain to the staff whether such mutual termination agreement: (a) restricts or hampers the ability of the Adviser to fire the Sub-Adviser without penalty; (b) is consistent with the Adviser’s fiduciary duties; and (c) complies with section 15(a)(3) of the 1940 Act, which allows the board to terminate an advisory contact without any penalty.

ii.	Please bold these sentences. Please also consider including this risk associated with the termination of the Sub-Adviser as a separate risk in the principal risks section. If true, please also disclose that the Adviser may be less likely to terminate the Sub-Adviser if the Adviser would have to terminate the contract.

Response:

i.	Neither the Investment Advisory and Service Agreement nor the Sub-Advisory Agreement provide for the payment of any fees, contingent amounts, or other penalties upon termination. As a result, the agreements comply with Section 15(a)(3) of the 1940 Act and do not restrict or hamper the ability of the Board or the Adviser to terminate an advisory contract “without penalty.” Any time an investment adviser (or sub-adviser) resigns or is terminated by a registered fund’s board (or by the adviser), there are costs associated with finding and onboarding another adviser. The Fund is not aware of any rules or guidance that provide that such costs constitute a “penalty” within the meaning of Section 15(a)(3) of the 1940 Act.

Further, the Fund has been organized in order to provide investors with access to a specialized investment strategy in an interval fund structure. A key distinguishing feature of that proposed strategy is the unique combination of private and public debt strategies. The success of that strategy are highly dependent on the strategic partnership between, and the investment advisory services provided by, both the Adviser and the Sub-Adviser. The mutual termination agreement reflects that interdependency and the negotiated relationship among the parties and does not add any additional costs or expenses that would have to be borne by the Fund upon termination of either agreement without a contractual provision to that effect. In addition, the for-cause exception to the mutual termination agreement allows the Adviser to terminate the Sub-Adviser when the Adviser believes its fiduciary duties require it to do so. In light of all of the foregoing, the Fund believes that the arrangement is consistent with the Adviser’s fiduciary duties to the Fund and not inconsistent with any applicable rules under the federal securities laws.

In the event of a mutual termination as described above, the board of the Fund, including the independent trustees, would consider what action to take consistent with the best interests of the Fund and its shareholders.

ii.	The Fund has bolded the referenced sentences and has added the following risk disclosure to the “Principal Risks” section in the Prospectus. The Adviser has informed the Fund that the Adviser does not believe it will be less likely to terminate the Sub-Adviser because the Adviser would have to terminate the Investment Advisory and Service Agreement.

“Dependence on Adviser and Sub-Adviser: The Fund’s strategy to invest in publicly-traded fixed income securities and private credit loans and securities is highly dependent on the strategic partnership between, and the investment advisory services provided by, both the Adviser and the Sub-Adviser. As a result, the Adviser and Sub-Adviser have agreed that the Adviser will terminate its own Investment Advisory and Service Agreement with the Fund if it or the board of the Fund provides notice of termination or non-renewal of the Adviser’s Sub-Advisory Agreement with KKR Credit with respect to the Fund without cause. If the Sub-Advisory Agreement and/or the Investment Advisory and Service Agreement is terminated for any reason, the Fund would incur costs in order to find a replacement adviser and, in the event it were unable to find a replacement adviser, may be forced to liquidate.”

Portfolio Managers

44.	Please disclose if the portfolio managers are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Response: We have revised the lead-in language in the section titled “Portfolio managers” as follows:

“The following individuals are primarily responsible for the day-to-day ~~portfolio~~ management of the Fund ~~are~~:”

PLANS OF DISTRIBUTION, page 36

45.	Please disclose, as applicable, the basis for any differences in the price at which securities are offered to the public, as individuals and/or as groups, and to officers, directors and employees of the registrant, its adviser or underwriter. See Item 5.2 of Form N-2.

Response: To address this comment, we have added the following disclosure to the section titled “Sales charges” where Class F shares are described:

“Class F-2 and Class F-3 shares are sold without any initial or contingent deferred sales charge. If requested, Class F-2 shares will be sold to:

(1)	current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, current or retired employees of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons; and

(2)	The Capital Group Companies, Inc. and its affiliated companies.”

PERIODIC REPURCHASE OFFERS, pages 37-39

46.	Where appropriate in this section, please disclose:

(a)	How the repurchases will be funded.

Response: We have added the following disclosure in response to this comment:

“Repurchases generally are funded from available cash (including through borrowings), cash from the sale of Shares or sales of portfolio securities. While the Fund believes repurchases are generally beneficial to shareholders, repurchase offers and the need to fund repurchase obligations may affect the ability of the Fund to be fully invested, which may reduce returns. In addition, diminution in the size of the Fund through repurchases without offsetting new sales, may result in untimely sales of portfolio securities (with imputed transaction costs, which may be significant) and a higher expense ratio, and may limit the ability of the Fund to participate in new investment opportunities. The Fund may also sell portfolio securities to meet repurchase obligations which, in certain circumstances, may adversely affect the market for loans and reduce the Fund’s value. Notwithstanding the foregoing, it is the Adviser’s intention to fund repurchases with the proceeds of borrowings whenever practical.”

(b)  If the Fund intends to incur debt to finance a repurchase, the maximum amount of debt that may be incurred, the restrictions imposed by the 1940 Act on leverage, and the attendant risks of leveraging.

Response: We have added the following disclosure in response to this comment. Please also see our response to Item 46(a) above.

“Under the requirements of the 1940 Act, the aggregate amount of the Fund’s borrowings will be limited to one-third of the total assets of the Fund on an aggregate basis, immediately after such borrowings. The fees and expenses of borrowings will be borne entirely by the shareholders of the Fund and will reduce the investment return of the shares.”

(c)  If the Fund intends to fund repurchases with the proceeds of sales of securities, please disclose this fact, and the risk that the need to sell securities to fund repurchase offers may affect the market for portfolio securities being sold, which may diminish the value of an investment in the Fund.

Response: Please see the response to Item 46(a) noted above.

(d)  The effect of repurchase offers and related liquidity requirements on portfolio management and on the ability of the registrant to achieve its investment objectives, including the possibility that diminution in the size of the Fund could result from repurchases in the absence of sufficient new sales of the Fund's shares, and that this may decrease the Fund's investment opportunities.

Response: Please see the response to Item 46(a) noted above.

(e)  The effect that share repurchase offers and related financings might have on expense ratios and on portfolio turnover.

Response: Please see the response to Item 46(a) noted above.

(f)  If applicable, the factors that the Board, in the exercise of its fiduciary duty, will consider in determining when and if to make repurchases, including how frequently the Board will consider making repurchases.

See Guides 2 and 10 of the Guidelines.

Response: The Fund will conduct repurchase offers in accordance with its fundamental policy adopted pursuant to Rule 23c-3 under the 1940 Act. Except in the limited circumstances described in Rule 23c-3, the Board will not have discretion to determine whether or when the Fund conducts repurchase offers. Under Rule 23c-3, the Board will consider the amount of shares to repurchase pursuant to the Fund’s fundamental policy, so long as such amount is between 5% and 25% of the outstanding shares of the Fund. As stated in the prospectus, “the Fund currently intends to conduct quarterly repurchase offers for 10% of its outstanding shares under ordinary circumstances, subject to approval of the board.”

DIVIDEND REINVESTMENT PLAN, page 41

47.	The third paragraph in this section states in part, “…there is no sales or other charge for reinvestment.” Please clarify whether the Fund charges a fee for dividend reinvestment. The staff also notes that there is a line-item entry, "dividend investment fees," in the summary of fund expenses table (page 9). Please revise the disclosures and/or the fund expenses table as appropriate.

Response: We confirm that the Fund does not charge a fee for dividend reinvestment, as disclosed in the section titled “Dividend reinvestment plan.” We have updated the fund expense table accordingly.

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES, pages 41-42

48.	Within this section, please include a statement that, if the Fund’s investments do not generate sufficient income, the Fund may be required to liquidate a portion of its portfolio to fund these distributions, and therefore these payments may represent a reduction of the shareholders’ principal investment, and briefly, the tax consequences of such payments. See Instruction 2 to Item 10.1.a of Form N-2.

Response: Form N-2 requires the above referenced disclosure “[i]f the Registrant has a policy of making distribution or dividend payments at predetermined times and minimum rates.” We confirm that there will be no minimum rate of distribution for the Fund.

49.	In discussion on return of capital, please consider adding Shareholders should not assume that the source of a distribution from the Fund is net profit (or something similar). In addition, please inform us whether the Fund intends to report a distribution rate. If the Fund intends to report a distribution rate at any point prior to finalizing its tax figures, the Fund should disclose the estimated portion of the distribution rate that results from return of capital. In addition, reports containing distribution yields should be accompanied by the total return and/or SEC yield.

Response: We confirm that the Fund does not intend to report a distribution rate. We respectfully decline to amend the disclosure as suggested as we believe the existing disclosure is sufficient.

ANTI-TAKEOVER AND OTHER TRUST PROVISIONS, page 42

50.	The first paragraph describes that the declaration of trust and the by-laws include provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. Within this section, please: (a) describe the positive and negative effects of these provisions; and (b) whether the voting requirements to change the nature of the company’s business, approve extraordinary corporate transactions, convert to an open-end investment company, or remove directors are higher than those imposed by federal or state law. See Guides 3 and 4 of the Guidelines.

Response: We have updated the first paragraph as follows. We also refer to the following paragraphs within that section, as included below, which describe the effect of these provisions:

“Anti-takeover and other trust provisions The declaration of trust ~~and the by-laws~~ includes provisions that could limit the ability of other entities or persons to acquire control of the Fund or to convert the Fund to open-end status. To convert the Fund to an open-end investment company, the declaration of trust requires the affirmative vote of 75% of the shares of the Fund, unless such conversion has been approved by a majority of the trustees, in which case the affirmative vote of a “majority of the outstanding voting securities” (as defined in the 1940 Act) shall be required. The 75% voting threshold is higher than that required under Delaware or federal law.

The trustees are elected for indefinite terms and do not stand for reelection. A trustee may be removed from office without cause only by a vote of two-thirds of the remaining trustees or by a vote of the holders of at least two-thirds of shares. These voting thresholds are not required under Delaware or federal law. The anti-takeover provisions in the declaration of trust promote stability in the governance of the Fund and limit the risk that the Fund will be subject to changes in control, operational changes or other changes that may not be in the best interests of shareholders.

The trustees may from time to time grant other voting rights to shareholders with respect to these and other matters in the by-laws, certain of which are required by the 1940 Act.

The overall effect of these provisions is to render more difficult the accomplishment of the assumption of control of the Fund by a third party and/or the conversion of the Fund to an open-end investment company. The trustees have considered the foregoing provisions and concluded that they are in the best interests of the Fund and its shareholders.

~~The foregoing is qualified in its entirety by reference to the full text of the declaration of trust and the by-laws, both of which are on file with the SEC.~~”

51.	The staff notes that Delaware's Control Share Acquisition Statute does not apply to non-listed closed-end funds such as the Fund, and that the Fund's description of its declaration of trust suggests it might include provisions altering shareholder voting rights in certain circumstances. If applicable, please add to the prospectus disclosure regarding anti-takeover provisions that recent federal and state court precedent has found provisions similar to those included in the Fund’s declaration of trust to be inconsistent with the 1940 Act, and that the no-action position expressed in the Staff Statement on Control Share Acquisition Statutes, dated May 27, 2020, does not extend to the Fund’s specific circumstances.

Response: The Fund has not opted into Delaware’s Control Share Acquisition Statute and its declaration of trust does not include provisions similar to those that recent federal and state court precedent have found to be inconsistent with the 1940 Act.

52.	Please remove the following sentence and similar sentences throughout the registration statement: “The foregoing is qualified in its entirety by reference to the full text of the declaration of trust and the by-laws, both of which are on file with the SEC.”

Response: The Fund has deleted the referenced sentences.

DISTRIBUTIONS AND TAXES, pages 42-43

53.	Within this section, or where appropriate, please disclose: (a) that shareholders may be proportionately liable for taxes on income and gains of the Fund but shareholders not subject to tax on their income will not be required to pay tax on amounts distributed on them; and (b) the Fund will inform shareholders of the amount and nature of the income or gains. See Item 10.4 of Form N-2.

Response: As the disclosure provides, “Dividends and capital gain distributions that are automatically reinvested in a tax-favored retirement or education savings account do not result in federal or state income tax at the time of reinvestment.” We believe this language is sufficiently clear on the treatment of income and gains for tax-preferred investors and respectfully decline to expand the disclosure as suggested.

STATEMENT OF ADDITIONAL INFORMATION FUND POLICIES, pages 37-39

54.	Please note that the Fund may not ignore the concentration of affiliated and unaffiliated underlying investment companies when determining whether the Fund is in compliance with its concentration policy. Please disclose that the Fund will consider the concentration of underlying funds in which it invests in determining compliance with its concentration policies.

Response: The Fund respectfully declines to amend the disclosure as suggested at this time. The Fund believes that it is appropriate to exclude the underlying investments of investment companies from the industry concentration policy. To the extent that it is determined that the Fund’s investment in an underlying security of an investment company exposes the Fund to a material risk, including significant exposure to a particular industry or group of industries, the Fund will take steps to ensure that it has appropriate risk disclosure. In addition, the Fund is not aware of any regulatory requirement to “look through” to the underlying holdings of investment companies for purposes of administering its concentration policy. The Fund believes that its monitoring procedures comply with applicable legal requirements, including applicable SEC staff guidance, and are consistent with common industry practice.

55.	In the Fund’s concentration policy as disclosed in the SAI, the Fund does not address whether asset- backed securities represent interests in any industry or group of industries. A fund must determine which industry classification or classifications reasonably apply with respect to each asset-backed security issuance for concentration purposes. Toward this end, the fund could consider, the nature of an asset-backed security’s underlying receivables (e.g., auto loans, aircraft leases, etc.) to determine its industry classification for purposes of the Fund’s concentration policy. A fund could also reasonably choose to classify its non-mortgage related ABS investments in a single industry for concentration purposes.

Response: We will amend the disclosure in the SAI relating to the Fund’s concentration policy as follows:

“For purposes of fundamental policy 1f, the fund may not invest more than 25% of its total assets in the securities of issuers in a particular industry. This policy does not apply to (i) investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto, or (ii) certain asset-backed securities that are backed by a pool of loans issued to companies in a wide variety of industries unrelated to each other such that the economic characteristics of such a security are not predominantly related to a single industry to the extent permitted by the 1940 Act.  In addition, for purposes of this policy, with respect to a private activity municipal bond the principal and interest payments of which are derived primarily from the assets and revenues of a nongovernmental entity, the fund will look to such non-governmental entity to determine the industry to which the investment should be allocated.”

MANAGEMENT OF THE FUND

56.	We note that much of the information for this section (pertaining to trustees and officers) will be provided in a subsequent amendment to the registration statement. Please ensure that the amendment includes all information required by Item 18 of Form N-2.

Response: We acknowledge this comment.

Conflicts of Interest

57.	On page 53 of this section, the disclosure describes KKR’s acquisition of Global Atlantic, that KKR and the Sub-Adviser generally expects to treat Global Atlantic account as a client account for allocating investment opportunities. The disclosure states that due to the limited nature of private credit investment opportunities, the Sub-Adviser expects that participation by Global Atlantic accounts in co-investment transactions will generally reduce the allocations otherwise available to others, including the Fund, and that KKR will be incentivized to allocate more attractive investments and scarce opportunities to “proprietary entities and accounts” rather than to the Fund. Given the relationship between KKR and Global Atlantic, please consider including this under the risk heading, “Availability of investment opportunities; competition,” in the principal risks section of the prospectus.

Response: The above referenced risk applies to proprietary funds and accounts generally and is not unique to Global Atlantic. Accordingly, we have revised the referenced risk factor as follows:

“Availability of investment opportunities; competition: Over the past several years, a number of competing investment vehicles with similar investment objectives have been formed (and many such existing entities have grown in size). Additional entities with similar investment objectives could be formed in the future by other unrelated parties. These may include other funds and accounts managed by the Adviser or Sub-Adviser. As a result, it is possible that competition for appropriate investment opportunities could increase, thus reducing the number of opportunities available to the Fund. Such competition could adversely affect the terms upon which investments can be made by the Fund. Additionally, transaction sponsors unaffiliated with the Fund or KKR could be reluctant to present investment opportunities to the Fund because of its affiliation with KKR. There can be no assurance that the Adviser and Sub-Adviser will be able to locate and complete investments which satisfy the Fund’s investment objective or to realize upon their values.”

EXECUTION OF PORTFOLIO TRANSACTIONS, pages 61-65

58.	On page 63 of this section, under the heading, “Sub-adviser,” the disclosure states, “With respect to interests in Senior Loans and asset-based finance investments, the fund generally will engage in privately negotiated transactions for purchase or sale in which the sub-adviser will negotiate on behalf of the fund (although a more developed market may exist for certain Senior Loans).” Regarding these loans, please describe: (a) the loan selection process; (b) any on-going monitoring process for the loans; (c) any process for discharging/charging off the loans; and (d) whether the Fund expects to originate subprime loans, and if yes, the extent to which the Fund expects to do so and any unique risks.

Response: We will revise the disclosure in the SAI as follows in response to parts (a), (b) and (c) of the staff’s comment:

“With respect to interests in Senior Loans and asset-based finance investments, the fund generally will engage in privately negotiated transactions for purchase or sale in which the sub-adviser will negotiate on behalf of the fund (although a more developed market may exist for certain Senior Loans). Prior to the fund making such investments, the sub-adviser conducts due diligence analysis and a comprehensive review and discussion with respect to the sub-adviser’s sourcing advantages, analysis and diligence findings. Once an investment is made by the fund, with respect to such investments, the sub-adviser carefully monitors the relevant position and formally re-underwrites its credit decision approximately every three months. If the sub-adviser is not convinced that capital is still best invested in a position, a plan to intelligently exit is developed and implemented. The central step in the sub-adviser’s investment process is the performance of company, industry, capital structure and legal analysis on each such investment. Key elements of this exercise include, but are not limited to, a review of the corporate structure of a target company, defining and understanding the legal, regulatory and tax regimes in which a target company operates, a target company’s key valuation drivers, and an examination of the broader macro and tax environments. The fund will, from time to time, be required to pay fees, or give up a portion of interest and any fees payable to the fund, to the lender selling participations or assignments to the fund.”

With respect to part (d) of the staff’s comment, we note that any mortgage-backed securities that are issued by private issuers may have some exposure to subprime loans as well as to the mortgage and credit markets generally. However, the Fund does not currently intend to originate sub-prime mortgages. Accordingly, we do not believe any additional disclosures regarding such securities is required at this time.

59.	Please include descriptions of these processes in the principal investment strategies section of the prospectus where loan origination is discussed.

Response: The existing disclosure in the prospectus under the section titled “Investment objective, strategies, other information and principal risks—Investment Process,” provides the complementary investment process to be used by the Adviser and Sub-Adviser to implement the Fund’s investment strategy, as well as the changes to the disclosure in the SAI under the section titled “Sub-adviser” to be made in response to Item 58 above. We respectfully believe that this layered approach to disclosure is Form compliant and communicates to investors the most relevant components of the Adviser’s and Sub-Adviser’s investment processes.

PART C- OTHER INFORMATION

Item 25. Financial Statements and Exhibits

60.	Any financial statements, exhibits, and other required disclosure not included in these registration statements must be filed in a pre-effective amendment to the registration statement.

Response: We acknowledge this comment and commit to including such required disclosures in another pre-effective amendment.

61.	Please include hyperlinks to each exhibit identified in the exhibit index and any other information incorporated by reference in the registration statement, if filed on EDGAR. (See Instruction 7 to Item

25.2 of Form N-2, Rule 411 under the Securities Act of 1933 (“1933 Act”) and Rule 0-4 under the 1940 Act.)

Response: We acknowledge this comment and commit to including such hyperlinks in another pre-effective amendment.

Item 30. Indemnification

62.	If the underwriting agreement provides for indemnification by the Fund of the underwriter or its controlling persons against any liability arising under the 1940 Act, please briefly describe such indemnification provision. See Item 5.4 of Form N-2.

Response: Please see the existing disclosure in the SAI excerpted below which is responsive to this item. We confirm that the underwriter is not generally owed an indemnity by the Fund for any liability arising under the 1940 Act.

“The fund’s declaration of trust and by-laws, as well as separate indemnification agreements with independent trustees, provide in effect that, subject to certain conditions, the fund will indemnify its officers and trustees against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, trustees are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.”

Signatures

63.	Pursuant to Section 6(a) of the 1933 Act, the registration statement must be signed by the issuer, the principal executive officer(s), the principal financial officer, the comptroller or principal accounting officer, as well as a majority of the directors or persons performing similar functions. Please ensure that, in addition to the trustees’ signatures, all future amendments are signed by the Fund’s principal executive officer, the comptroller or principal accounting officer, or the principal financial officer, as required by Section 6(a).

Response: We acknowledge this comment.

AGREEMENT AND DECLARATION OF TRUST (the “Declaration of Trust”)

64.	Article 2, Section 2.11 (Derivative Actions) states in relevant part, that Shareholder(s) “must make a pre-suit demand upon the Trustees to bring the subject action unless an effort to cause the Trustees to bring such an action is not likely to succeed… and the Trustees must be afforded a reasonable amount of time (in any case, not less than ninety (90) days) to consider such Shareholder request…” Please disclose these provisions in an appropriate location in the prospectus.

Response: We have added the following disclosure to the prospectus under the section titled “Anti-takeover and other trust provisions”:

“The declaration of trust also provides a process for the bringing of derivative actions by shareholders. Except for claims under federal securities laws, no shareholder may maintain a derivative action on behalf of the fund unless holders of at least 20% of the outstanding shares of the fund join in bringing such action. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the trustees. Following receipt of the demand, the trustees must be afforded a reasonable amount of time to consider and investigate the demand. The trustees will be entitled to retain counsel or other advisers in considering the merits of the request and, except for claims under federal securities laws, the trustees may require an undertaking by the shareholders making such request to reimburse the fund for the expense of any such advisers in the event that the trustees determine not to bring such action.”

65.	Article 2, Section 2.11 (Derivative Actions), part (a) states in part that, “No Shareholder of a Series or a Class may maintain a derivative action on behalf of the Trust with respect to such Series or Class unless holders of at least twenty percent (20%) of the outstanding Shares of such Series or Class join in the bringing of such action.” Part (b) states in relevant part, that the Trustee may require the shareholder making a pre-suit demand to reimburse the Trust for the expense of any advisers the Trustees hire to investigate the demand in the event that the Trustees determine not to bring the action.

Please revise these provisions in the organizational document to state that the provision does not apply to claims arising under the federal securities laws. Please also disclose in an appropriate location in the prospectus the provision and that the provision does not apply to claims arising under the federal securities laws.

Response: We have revised these provisions in the organizational document to address this comment. Please also refer to our response to Item 64 above.

66.	We understand that Delaware law permits a fund to eliminate or alter the fiduciary duties of trustees, shareholders or other persons, and replace them with the standards set forth in the Declaration of Trust. Provisions eliminating or altering the fiduciary duties of a fund’s trustees, officers, member of any advisory board, investment adviser(s), depositor are inconsistent with federal securities laws and the Commission’s express views on such persons’ fiduciary duties. Please add a provision to the Declaration of Trust, or otherwise modify the Declaration of Trust, to clarify explicitly that notwithstanding anything to the contrary in the Declaration of Trust, nothing in the Declaration of Trust modifying, restricting or eliminating the duties or liabilities of fiduciary covered persons shall apply to, or in any way limit, the duties (including state law fiduciary duties of loyalty and care) or liabilities of such persons with respect to matters arising under the federal securities laws.

Response: We have revised these provisions in the organizational document to address this comment.

*****

Thank you in advance for your consideration of this request. If you should have any questions, please do not hesitate to contact me at (213) 615-3736.

Sincerely,

/s/ Clara Kang

Clara Kang

Counsel